Schedule of Investments (unaudited)	iShares® ESG Screened S&P Small-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
AAR Corp.(a)	669	$26,111
Aerovironment Inc.(a)	463	28,720
Kaman Corp.	559	24,121
National Presto Industries Inc.	101	8,285
Park Aerospace Corp.	390	5,148
Triumph Group Inc.(a)	1,296	24,015
		116,400
Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings Inc.(a)	541	50,919
Forward Air Corp.	541	65,510
Hub Group Inc., Class A(a)	681	57,367
		173,796
Airlines — 0.6%
Allegiant Travel Co.(a)	304	56,860
Hawaiian Holdings Inc.(a)	1,027	18,866
SkyWest Inc.(a)	1,011	39,732
		115,458
Auto Components — 1.4%
American Axle & Manufacturing Holdings Inc.(a)	2,291	21,375
Cooper-Standard Holdings Inc.(a)	341	7,642
Dorman Products Inc.(a)	571	64,529
Gentherm Inc.(a)	666	57,875
LCI Industries	507	79,026
Motorcar Parts of America Inc.(a)	385	6,572
Patrick Industries Inc.	451	36,391
Standard Motor Products Inc.	384	20,118
		293,528
Automobiles — 0.2%
Winnebago Industries Inc.	671	50,271

Banks — 8.9%
Allegiance Bancshares Inc.	378	15,955
Ameris Bancorp.	1,327	65,925
Banc of California Inc.	1,086	21,307
BancFirst Corp.	379	26,742
Bancorp. Inc. (The)(a)	1,120	28,347
BankUnited Inc.	1,447	61,223
Banner Corp.	377	22,873
Berkshire Hills Bancorp. Inc.	581	16,518
Brookline Bancorp. Inc.	625	10,119
Central Pacific Financial Corp.	226	6,366
City Holding Co.	125	10,224
Columbia Banking System Inc.	1,237	40,475
Community Bank System Inc.	842	62,712
Customers Bancorp. Inc.(a)	540	35,300
CVB Financial Corp.	2,554	54,681
Dime Community Bancshares Inc.	665	23,381
Eagle Bancorp. Inc.	503	29,345
FB Financial Corp.	718	31,463
First BanCorp./Puerto Rico	2,024	27,891
First Bancorp./Southern Pines NC	692	31,638
First Commonwealth Financial Corp.	769	12,373
First Financial Bancorp.	778	18,968
First Hawaiian Inc.	2,584	70,621
First Midwest Bancorp. Inc.	1,788	36,618
Great Western Bancorp. Inc.	860	29,206
Hanmi Financial Corp.	245	5,802
Heritage Financial Corp./WA	556	13,589

Security	Shares	Value

Banks (continued)
Hilltop Holdings Inc.	1,220	$42,871
HomeStreet Inc.	171	8,892
Hope Bancorp Inc.	988	14,533
Independent Bank Corp.	932	75,986
Independent Bank Group Inc.	740	53,391
Investors Bancorp. Inc.	4,522	68,508
Lakeland Financial Corp.	507	40,631
Meta Financial Group Inc.	505	30,128
National Bank Holdings Corp., Class A	486	21,355
NBT Bancorp. Inc.	680	26,194
OFG Bancorp.	413	10,969
Old National Bancorp./IN	2,898	52,512
Pacific Premier Bancorp. Inc.	1,485	59,444
Park National Corp.	289	39,683
Preferred Bank/Los Angeles CA	107	7,681
Renasant Corp.	885	33,586
S&T Bancorp. Inc.	600	18,912
Seacoast Banking Corp. of Florida	1,170	41,406
ServisFirst Bancshares Inc.	979	83,156
Simmons First National Corp., Class A	2,209	65,342
Southside Bancshares Inc.	432	18,066
Tompkins Financial Corp.	238	19,892
Triumph Bancorp. Inc.(a)	473	56,325
United Community Banks Inc./GA	1,518	54,557
Veritex Holdings Inc.	782	31,108
Westamerica Bancorp.	422	24,362
		1,809,152
Beverages — 0.8%
Celsius Holdings Inc.(a)	765	57,046
Coca-Cola Consolidated Inc.	93	57,585
MGP Ingredients Inc.	251	21,333
National Beverage Corp.	468	21,214
		157,178
Biotechnology — 2.1%
Anika Therapeutics Inc.(a)	290	10,391
Avid Bioservices Inc.(a)	1,230	35,891
Coherus Biosciences Inc.(a)(b)	1,278	20,397
Cytokinetics Inc.(a)	1,683	76,711
Eagle Pharmaceuticals Inc./DE(a)	228	11,610
Enanta Pharmaceuticals Inc.(a)	361	26,996
Ligand Pharmaceuticals Inc.(a)	335	51,744
Myriad Genetics Inc.(a)	1,602	44,215
REGENXBIO Inc.(a)	755	24,688
Spectrum Pharmaceuticals Inc.(a)	3,289	4,177
uniQure NV(a)	724	15,016
Vanda Pharmaceuticals Inc.(a)	1,119	17,557
Vericel Corp.(a)	939	36,903
Xencor Inc.(a)	1,173	47,061
		423,357
Building Products — 2.1%
AAON Inc.	831	66,006
American Woodmark Corp.(a)	332	21,646
Apogee Enterprises Inc.	508	24,460
Gibraltar Industries Inc.(a)	656	43,742
Griffon Corp.	956	27,227
Insteel Industries Inc.	389	15,486
PGT Innovations Inc.(a)	1,197	26,921
Quanex Building Products Corp.	673	16,677
Resideo Technologies Inc.(a)	2,896	75,383

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
UFP Industries Inc.	1,241	$114,185
		431,733
Capital Markets — 1.1%
B. Riley Financial Inc.	321	28,524
Blucora Inc.(a)	978	16,939
BrightSphere Investment Group Inc.	720	18,432
Donnelley Financial Solutions Inc.(a)	585	27,577
Greenhill & Co. Inc.	278	4,985
Piper Sandler Cos	283	50,518
StoneX Group Inc.(a)	338	20,702
Virtus Investment Partners Inc.	127	37,732
WisdomTree Investments Inc.	2,185	13,372
		218,781
Chemicals — 3.2%
AdvanSix Inc.	564	26,649
American Vanguard Corp.	540	8,851
Balchem Corp.	650	109,590
Ferro Corp.(a)	1,660	36,238
FutureFuel Corp.	518	3,957
GCP Applied Technologies Inc.(a)	1,076	34,066
Hawkins Inc.	377	14,873
HB Fuller Co.	1,054	85,374
Innospec Inc.	494	44,628
Koppers Holdings Inc.(a)	427	13,365
Kraton Corp.(a)	645	29,876
Livent Corp.(a)(b)	3,241	79,016
Quaker Chemical Corp.	269	62,080
Stepan Co.	427	53,072
Tredegar Corp.	514	6,075
Trinseo PLC	779	40,866
		648,576
Commercial Services & Supplies — 1.9%
ABM Industries Inc.	1,349	55,107
Brady Corp., Class A, NVS	973	52,445
CoreCivic Inc.(a)	2,413	24,057
Deluxe Corp.	855	27,454
Harsco Corp.(a)	1,589	26,552
Healthcare Services Group Inc.	1,495	26,596
HNI Corp.	874	36,752
Interface Inc.	1,186	18,917
Matthews International Corp., Class A	634	23,249
Pitney Bowes Inc.	702	4,654
U.S. Ecology Inc.(a)	632	20,186
UniFirst Corp./MA	305	64,172
Viad Corp.(a)	412	17,629
		397,770
Communications Equipment — 1.5%
ADTRAN Inc.	976	22,282
CalAmp Corp.(a)	720	5,083
Comtech Telecommunications Corp.	529	12,532
Digi International Inc.(a)	685	16,830
Extreme Networks Inc.(a)	2,605	40,899
Harmonic Inc.(a)	2,057	24,190
NETGEAR Inc.(a)	587	17,146
NetScout Systems Inc.(a)	1,482	49,025
Plantronics Inc.(a)	858	25,174
Viavi Solutions Inc.(a)	4,768	84,012
		297,173

Security	Shares	Value

Construction & Engineering — 1.0%
Arcosa Inc.	969	$51,066
Comfort Systems USA Inc.	723	71,534
Granite Construction Inc.	919	35,565
MYR Group Inc.(a)	338	37,366
		195,531
Consumer Finance — 0.9%
Encore Capital Group Inc.(a)	497	30,868
Enova International Inc.(a)	731	29,942
Green Dot Corp., Class A(a)	875	31,710
LendingTree Inc.(a)	230	28,198
PRA Group Inc.(a)	875	43,934
World Acceptance Corp.(a)	84	20,616
		185,268
Containers & Packaging — 0.3%
Myers Industries Inc.	727	14,547
O-I Glass Inc.(a)	3,146	37,847
		52,394
Diversified Consumer Services — 0.5%
Adtalem Global Education Inc.(a)	999	29,530
American Public Education Inc.(a)	375	8,344
Perdoceo Education Corp.(a)	1,408	16,558
Strategic Education Inc.	454	26,259
WW International Inc.(a)	1,067	17,211
		97,902
Diversified Telecommunication Services — 0.4%
ATN International Inc.	219	8,749
Cogent Communications Holdings Inc.	851	62,276
Consolidated Communications Holdings Inc.(a)	1,448	10,831
		81,856
Electrical Equipment — 0.4%
AZZ Inc.	498	27,534
Encore Wire Corp.	406	58,099
Powell Industries Inc.	181	5,338
		90,971
Electronic Equipment, Instruments & Components — 4.2%
Advanced Energy Industries Inc.	756	68,841
Arlo Technologies Inc.(a)	1,693	17,759
Badger Meter Inc.	587	62,551
Benchmark Electronics Inc.	707	19,160
CTS Corp.	646	23,721
ePlus Inc.(a)	542	29,203
Fabrinet(a)	743	88,023
FARO Technologies Inc.(a)	365	25,557
Insight Enterprises Inc.(a)	700	74,620
Itron Inc.(a)	908	62,216
Knowles Corp.(a)	1,852	43,244
Methode Electronics Inc.	766	37,664
OSI Systems Inc.(a)	334	31,129
PC Connection Inc.	221	9,532
Plexus Corp.(a)	567	54,370
Rogers Corp.(a)	376	102,648
Sanmina Corp.(a)	1,291	53,525
ScanSource Inc.(a)	512	17,961
TTM Technologies Inc.(a)	2,093	31,186
		852,910
Energy Equipment & Services — 1.1%
Archrock Inc.	2,691	20,129
Bristow Group Inc.(a)	465	14,727

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Core Laboratories NV	930	$20,748
DMC Global Inc.(a)	375	14,854
Dril-Quip Inc.(a)	711	13,992
Helix Energy Solutions Group Inc.(a)	2,844	8,873
Helmerich & Payne Inc.	2,164	51,287
Nabors Industries Ltd.(a)	155	12,569
Oil States International Inc.(a)	1,230	6,113
Patterson-UTI Energy Inc.	4,315	36,462
ProPetro Holding Corp.(a)	1,702	13,786
RPC Inc.(a)	1,427	6,479
U.S. Silica Holdings Inc.(a)	1,498	14,081
		234,100
Entertainment — 0.2%
Cinemark Holdings Inc.(a)	2,136	34,432
Marcus Corp. (The)(a)	438	7,823
		42,255
Equity Real Estate Investment Trusts (REITs) — 7.8%
Acadia Realty Trust	1,611	35,168
Agree Realty Corp.	1,400	99,904
Alexander & Baldwin Inc.	1,456	36,531
American Assets Trust Inc.	1,055	39,594
Armada Hoffler Properties Inc.	1,233	18,766
Brandywine Realty Trust	3,433	46,071
CareTrust REIT Inc.	1,945	44,404
Centerspace	286	31,717
Chatham Lodging Trust(a)	980	13,446
Community Healthcare Trust Inc.	471	22,264
DiamondRock Hospitality Co.(a)	4,223	40,583
Diversified Healthcare Trust	4,801	14,835
Easterly Government Properties Inc.	1,729	39,629
Essential Properties Realty Trust Inc.	2,439	70,316
Four Corners Property Trust Inc.	1,553	45,674
Franklin Street Properties Corp., Class C	1,910	11,365
GEO Group Inc. (The)	938	7,270
Getty Realty Corp.	704	22,591
Global Net Lease Inc.	2,078	31,752
Hersha Hospitality Trust(a)	663	6,080
Independence Realty Trust Inc.	2,097	54,166
Industrial Logistics Properties Trust	1,313	32,891
Innovative Industrial Properties Inc.	480	126,197
iStar Inc.	1,275	32,933
Lexington Realty Trust	5,673	88,612
LTC Properties Inc.	790	26,971
NexPoint Residential Trust Inc.	456	38,226
Office Properties Income Trust.	972	24,144
Orion Office REIT Inc.(a)	1,088	20,313
Retail Opportunity Investments Corp.	2,436	47,746
RPT Realty	1,693	22,652
Safehold Inc.	283	22,598
Saul Centers Inc.	261	13,838
Service Properties Trust	2,996	26,335
SITE Centers Corp.	3,603	57,035
Summit Hotel Properties Inc.(a)	2,135	20,838
Tanger Factory Outlet Centers Inc.	2,086	40,218
Uniti Group Inc.	4,735	66,337
Universal Health Realty Income Trust	257	15,284
Urstadt Biddle Properties Inc., Class A	604	12,865
Veris Residential Inc.(a)	1,605	29,500
Washington REIT	1,698	43,893
Whitestone REIT	926	9,380

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Xenia Hotels & Resorts Inc.(a)	2,291	$41,490
		1,592,422
Food & Staples Retailing — 0.8%
Andersons Inc. (The)	621	24,039
Chefs’ Warehouse Inc. (The)(a)	654	21,778
PriceSmart Inc.	483	35,341
SpartanNash Co.	722	18,599
United Natural Foods Inc.(a)	1,130	55,460
		155,217
Food Products — 1.4%
B&G Foods Inc.(b)	1,302	40,010
Calavo Growers Inc.	355	15,052
Cal-Maine Foods Inc.	751	27,780
Fresh Del Monte Produce Inc.	668	18,437
J&J Snack Foods Corp.	298	47,072
John B Sanfilippo & Son Inc.	178	16,049
Seneca Foods Corp., Class A(a)	126	6,042
Simply Good Foods Co. (The)(a)	1,692	70,336
TreeHouse Foods Inc.(a)	1,119	45,353
		286,131
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	280	40,827
Northwest Natural Holding Co.	617	30,097
South Jersey Industries Inc.	2,256	58,927
		129,851
Health Care Equipment & Supplies — 3.0%
AngioDynamics Inc.(a)	776	21,402
Avanos Medical Inc.(a)	967	33,526
BioLife Solutions Inc.(a)	588	21,915
Cardiovascular Systems Inc.(a)	814	15,287
CONMED Corp.	587	83,213
CryoLife Inc.(a)	790	16,076
Cutera Inc.(a)(b)	328	13,553
Glaukos Corp.(a)	941	41,818
Heska Corp.(a)	215	39,235
Inogen Inc.(a)	410	13,940
Integer Holdings Corp.(a)	662	56,661
Lantheus Holdings Inc.(a)	1,359	39,261
LeMaitre Vascular Inc.	386	19,389
Meridian Bioscience Inc.(a)	871	17,768
Merit Medical Systems Inc.(a)	1,019	63,484
Mesa Laboratories Inc.(b)	104	34,121
Natus Medical Inc.(a)	686	16,279
OraSure Technologies Inc.(a)	1,446	12,566
Orthofix Medical Inc.(a)	396	12,312
Surmodics Inc.(a)	278	13,386
Tactile Systems Technology Inc.(a)	398	7,574
Varex Imaging Corp.(a)	791	24,956
Zynex Inc.(a)	398	3,968
		621,690
Health Care Providers & Services — 4.1%
Addus HomeCare Corp.(a)	319	29,830
AMN Healthcare Services Inc.(a)	948	115,969
Apollo Medical Holdings Inc.(a)	758	55,698
Community Health Systems Inc.(a)	2,491	33,155
CorVel Corp.(a)	188	39,104
Covetrus Inc.(a)	2,073	41,398
Cross Country Healthcare Inc.(a)	709	19,682
Ensign Group Inc. (The)	1,053	88,410

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Fulgent Genetics Inc.(a)(b)	389	$39,130
Hanger Inc.(a)	738	13,380
Joint Corp. (The)(a)	289	18,984
Magellan Health Inc.(a)	467	44,360
MEDNAX Inc.(a)	1,735	47,209
ModivCare Inc.(a)	247	36,628
Owens & Minor Inc.	1,514	65,859
Pennant Group Inc. (The)(a)	543	12,532
RadNet Inc.(a)	890	26,798
Select Medical Holdings Corp.	2,127	62,534
Tivity Health Inc.(a)	889	23,505
U.S. Physical Therapy Inc.	259	24,747
		838,912
Health Care Technology — 1.4%
Allscripts Healthcare Solutions Inc.(a)	2,459	45,369
Computer Programs & Systems Inc.(a)	294	8,614
HealthStream Inc.(a)	507	13,365
NextGen Healthcare Inc.(a)	1,152	20,494
Omnicell Inc.(a)	881	158,968
OptimizeRx Corp.(a)	356	22,111
Simulations Plus Inc.	315	14,899
Tabula Rasa HealthCare Inc.(a)	475	7,125
		290,945
Hotels, Restaurants & Leisure — 1.4%
BJ’s Restaurants Inc.(a)	467	16,135
Bloomin’ Brands Inc.(a)	1,629	34,176
Brinker International Inc.(a)	911	33,334
Cheesecake Factory Inc. (The)(a)	973	38,093
Chuy’s Holdings Inc.(a)	397	11,958
Dave & Buster’s Entertainment Inc.(a)	775	29,760
Dine Brands Global Inc.	345	26,154
El Pollo Loco Holdings Inc.(a)	389	5,520
Fiesta Restaurant Group Inc.(a)	344	3,787
Monarch Casino & Resort Inc.(a)	263	19,449
Red Robin Gourmet Burgers Inc.(a)	315	5,207
Ruth’s Hospitality Group Inc.(a)	637	12,676
Shake Shack Inc., Class A(a)	785	56,646
		292,895
Household Durables — 2.6%
Cavco Industries Inc.(a)	171	54,318
Century Communities Inc.	596	48,747
Ethan Allen Interiors Inc.	441	11,594
Installed Building Products Inc.	471	65,808
iRobot Corp.(a)	540	35,575
La-Z-Boy Inc.	889	32,280
LGI Homes Inc.(a)	428	66,118
M/I Homes Inc.(a)	584	36,313
MDC Holdings Inc.	1,134	63,311
Meritage Homes Corp.(a)	748	91,301
Tupperware Brands Corp.(a)	980	14,984
Universal Electronics Inc.(a)	263	10,717
		531,066
Household Products — 0.6%
Central Garden & Pet Co.(a)	196	10,316
Central Garden & Pet Co., Class A, NVS(a)	806	38,567
WD-40 Co.	275	67,276
		116,159
Insurance — 2.5%
Ambac Financial Group Inc.(a)	930	14,927

Security	Shares	Value

Insurance (continued)
American Equity Investment Life Holding Co.	1,652	$64,296
AMERISAFE Inc.	388	20,886
Assured Guaranty Ltd.	1,400	70,280
eHealth Inc.(a)	477	12,164
Employers Holdings Inc.	224	9,269
Genworth Financial Inc., Class A(a)	7,098	28,747
HCI Group Inc.	160	13,366
Horace Mann Educators Corp.	715	27,670
James River Group Holdings Ltd.	666	19,187
Palomar Holdings Inc.(a)	484	31,349
ProAssurance Corp.	1,040	26,312
Safety Insurance Group Inc.	226	19,217
SiriusPoint Ltd.(a)	1,756	14,276
Stewart Information Services Corp.	413	32,928
Trupanion Inc.(a)	688	90,837
United Fire Group Inc.	433	10,041
Universal Insurance Holdings Inc.	563	9,571
		515,323
Interactive Media & Services — 0.1%
QuinStreet Inc.(a)	1,002	18,226

Internet & Direct Marketing Retail — 0.4%
Liquidity Services Inc.(a)	533	11,769
PetMed Express Inc.	420	10,609
Shutterstock Inc.	469	52,003
		74,381
IT Services — 1.7%
CSG Systems International Inc.	655	37,741
EVERTEC Inc.	1,198	59,876
ExlService Holdings Inc.(a)	668	96,706
Perficient Inc.(a)	661	85,461
TTEC Holdings Inc.	367	33,232
Unisys Corp.(a)	1,347	27,708
		340,724
Life Sciences Tools & Services — 0.4%
NeoGenomics Inc.(a)	2,470	84,276

Machinery — 6.0%
Alamo Group Inc.	198	29,142
Albany International Corp., Class A	649	57,404
Astec Industries Inc.	457	31,656
Barnes Group Inc.	934	43,515
Chart Industries Inc.(a)	714	113,876
CIRCOR International Inc.(a)	407	11,062
Enerpac Tool Group Corp.	1,209	24,519
EnPro Industries Inc.	413	45,459
ESCO Technologies Inc.	523	47,065
Federal Signal Corp.	1,225	53,092
Franklin Electric Co. Inc.	782	73,946
Greenbrier Companies Inc. (The)	653	29,966
Hillenbrand Inc.	1,465	76,165
John Bean Technologies Corp.	637	97,818
Lindsay Corp.	218	33,136
Meritor Inc.(a)	1,407	34,865
Mueller Industries Inc.	1,151	68,323
Proto Labs Inc.(a)	553	28,397
SPX Corp.(a)	911	54,368
SPX FLOW Inc.	842	72,816
Standex International Corp.	245	27,112
Tennant Co.	372	30,147

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Titan International Inc.(a)	1,026	$11,245
Wabash National Corp.	992	19,364
Watts Water Technologies Inc., Class A	553	107,376
		1,221,834
Marine — 0.4%
Matson Inc.	843	75,895

Media — 0.7%
AMC Networks Inc., Class A(a)(b)	586	20,182
EW Scripps Co. (The), Class A, NVS.	1,148	22,214
Gannett Co. Inc.(a)	2,858	15,233
Loyalty Ventures Inc.(a)	400	12,028
Scholastic Corp.	611	24,416
TechTarget Inc.(a)	520	49,743
		143,816
Metals & Mining — 1.3%
Allegheny Technologies Inc.(a)	2,552	40,653
Arconic Corp.(a)	2,136	70,509
Carpenter Technology Corp.	968	28,256
Century Aluminum Co.(a)	1,012	16,759
Haynes International Inc.	254	10,244
Kaiser Aluminum Corp.	318	29,873
Materion Corp.	410	37,695
Olympic Steel Inc.	187	4,395
SunCoke Energy Inc.	1,666	10,979
TimkenSteel Corp.(a)(b)	826	13,629
		262,992
Mortgage Real Estate Investment — 1.4%
Apollo Commercial Real Estate Finance Inc.	2,640	34,742
ARMOUR Residential REIT Inc.	1,682	16,500
Ellington Financial Inc.	1,094	18,697
Franklin BSP Realty Trust Inc.	882	13,177
Granite Point Mortgage Trust Inc.	988	11,570
Invesco Mortgage Capital Inc.	6,254	17,386
KKR Real Estate Finance Trust Inc.	892	18,580
New York Mortgage Trust Inc.	7,615	28,328
PennyMac Mortgage Investment Trust	1,946	33,724
Ready Capital Corp.	1,182	18,475
Redwood Trust Inc.	2,301	30,350
Two Harbors Investment Corp.	6,898	39,802
		281,331
Multi-Utilities — 0.4%
Avista Corp.	1,420	60,336
Unitil Corp.	320	14,717
		75,053
Multiline Retail — 0.1%
Big Lots Inc.	653	29,418

Oil, Gas & Consumable Fuels — 0.8%
Dorian LPG Ltd.	555	7,043
Green Plains Inc.(a)(b)	588	20,439
Par Pacific Holdings Inc.(a)	919	15,154
PBF Energy Inc., Class A(a)	1,905	24,708
Renewable Energy Group Inc.(a)	1,008	42,779
REX American Resources Corp.(a)	105	10,080
World Fuel Services Corp.	1,268	33,564
		153,767
Paper & Forest Products — 0.4%
Clearwater Paper Corp.(a)(b)	335	12,284
Security	Shares	Value

Paper & Forest Products (continued)
Glatfelter Corp.	894	$15,377
Mercer International Inc.	808	9,688
Neenah Inc.	336	15,550
Sylvamo Corp.(a)	709	19,774
		72,673
Personal Products — 0.9%
Edgewell Personal Care Co.	1,090	49,824
elf Beauty Inc.(a)	960	31,882
Inter Parfums Inc.	356	38,056
Medifast Inc.	233	48,797
USANA Health Sciences Inc.(a)	234	23,681
		192,240
Pharmaceuticals — 1.4%
Amphastar Pharmaceuticals Inc.(a)	740	17,235
ANI Pharmaceuticals Inc.(a)	217	9,999
Cara Therapeutics Inc.(a)	847	10,317
Collegium Pharmaceutical Inc.(a)	694	12,964
Corcept Therapeutics Inc.(a)	1,904	37,699
Endo International PLC(a)	4,691	17,638
Innoviva Inc.(a)	1,256	21,666
Pacira BioSciences Inc.(a)	893	53,732
Phibro Animal Health Corp., Class A	408	8,331
Prestige Consumer Healthcare Inc.(a)	1,005	60,953
Supernus Pharmaceuticals Inc.(a)	1,067	31,114
		281,648
Professional Services — 1.4%
Exponent Inc.	1,045	121,983
Forrester Research Inc.(a)	223	13,097
Heidrick & Struggles International Inc.	393	17,186
Kelly Services Inc., Class A, NVS	724	12,141
Korn Ferry	1,093	82,773
Resources Connection Inc.	626	11,168
TrueBlue Inc.(a)	713	19,728
		278,076
Real Estate Management & Development — 0.5%
Marcus & Millichap Inc.(a)	501	25,781
RE/MAX Holdings Inc., Class A	379	11,556
Realogy Holdings Corp.(a)	2,339	39,319
St Joe Co. (The)	661	34,405
		111,061
Road & Rail — 0.5%
ArcBest Corp.	513	61,483
Heartland Express Inc.	935	15,727
Marten Transport Ltd.	1,199	20,575
		97,785
Semiconductors & Semiconductor Equipment — 4.0%
Axcelis Technologies Inc.(a)	668	49,806
CEVA Inc.(a)	461	19,934
Cohu Inc.(a)	977	37,214
Diodes Inc.(a)	903	99,159
FormFactor Inc.(a)	1,569	71,735
Ichor Holdings Ltd.(a)	570	26,237
Kulicke & Soffa Industries Inc.	1,243	75,251
MaxLinear Inc.(a)	1,416	106,752
Onto Innovation Inc.(a)	988	100,015
PDF Solutions Inc.(a)	599	19,042
Photronics Inc.(a)	1,228	23,148
Rambus Inc.(a)	2,195	64,511
SMART Global Holdings Inc.(a)	464	32,939

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings Inc.(a)	901	$51,681
Veeco Instruments Inc.(a)	1,014	28,869
		806,293
Software — 3.0%
8x8 Inc.(a)	2,286	38,313
Agilysys Inc.(a)	390	17,339
Alarm.com Holdings Inc.(a)	924	78,365
Bottomline Technologies DE Inc.(a)	776	43,821
Consensus Cloud Solutions Inc.(a)	322	18,634
Ebix Inc.	478	14,531
InterDigital Inc.	615	44,053
LivePerson Inc.(a)	1,320	47,150
OneSpan Inc.(a)	690	11,682
Progress Software Corp.	879	42,429
SPS Commerce Inc.(a)	721	102,634
Vonage Holdings Corp.(a)	5,064	105,281
Xperi Holding Corp.	2,097	39,654
		603,886
Specialty Retail — 4.4%
Aaron’s Co. Inc. (The)	632	15,579
Abercrombie & Fitch Co., Class A(a)	1,185	41,273
America’s Car-Mart Inc./TX(a)	122	12,493
Asbury Automotive Group Inc.(a)	464	80,147
Barnes & Noble Education Inc.(a)	724	4,930
Bed Bath & Beyond Inc.(a)	2,029	29,583
Boot Barn Holdings Inc.(a)	594	73,092
Buckle Inc. (The)	589	24,921
Caleres Inc.	769	17,441
Cato Corp. (The), Class A	392	6,727
Chico’s FAS Inc.(a)	2,460	13,235
Children’s Place Inc. (The)(a)	280	22,201
Conn’s Inc.(a)	385	9,055
Designer Brands Inc. , Class A(a)	1,232	17,507
Genesco Inc.(a)(b)	285	18,288
Group 1 Automotive Inc.	363	70,865
Guess? Inc.	783	18,541
Haverty Furniture Companies Inc.	298	9,110
Hibbett Inc.	302	21,723
Lumber Liquidators Holdings Inc.(a)	584	9,969
MarineMax Inc.(a)	436	25,741
Monro Inc.	673	39,216
ODP Corp. (The)(a)	921	36,177
Rent-A-Center Inc./TX	1,213	58,272
Sally Beauty Holdings Inc.(a)	2,267	41,849
Shoe Carnival Inc.	351	13,717
Signet Jewelers Ltd.	1,064	92,600
Sleep Number Corp.(a)	454	34,776
Sonic Automotive Inc., Class A	416	20,571
Zumiez Inc.(a)	429	20,588
		900,187
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)	2,562	55,186
Diebold Nixdorf Inc.(a)	1,464	13,249
		68,435
Textiles, Apparel & Luxury Goods — 1.3%
Fossil Group Inc.(a)	953	9,806
G-III Apparel Group Ltd.(a)	878	24,268
Kontoor Brands Inc.	955	48,944
Movado Group Inc.	331	13,846
Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Oxford Industries Inc.	318	$32,283
Steven Madden Ltd.	1,535	71,331
Unifi Inc.(a)	279	6,459
Vera Bradley Inc.(a)	512	4,357
Wolverine World Wide Inc.	1,653	47,623
		258,917
Thrifts & Mortgage Finance — 2.2%
Axos Financial Inc.(a)	1,074	60,047
Capitol Federal Financial Inc.	2,592	29,367
Flagstar Bancorp. Inc.	772	37,010
Mr Cooper Group Inc.(a)	1,507	62,706
NMI Holdings Inc., Class A(a)	1,720	37,582
Northfield Bancorp. Inc.	805	13,009
Northwest Bancshares Inc.	1,978	28,009
Provident Financial Services Inc.	1,342	32,503
TrustCo Bank Corp. NY	148	4,930
Walker & Dunlop Inc.	591	89,170
WSFS Financial Corp.	925	46,361
		440,694
Trading Companies & Distributors — 1.2%
Applied Industrial Technologies Inc.	771	79,182
Boise Cascade Co.	789	56,177
DXP Enterprises Inc./TX(a)	343	8,805
GMS Inc.(a)	866	52,055
NOW Inc.(a)	2,217	18,933
Veritiv Corp.(a)	278	34,074
		249,226
Water Utilities — 0.7%
American States Water Co.	741	76,649
California Water Service Group	1,055	75,812
		152,461
Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	1,003	25,577

Total Common Stocks — 96.4% (Cost: $19,057,336)	.	19,637,843

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	179,772	179,826
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	650,000	650,000
		829,826
Total Short-Term Investments — 4.1% (Cost: $829,839)		829,826

Total Investments in Securities — 100.5% (Cost: $19,887,175)		20,467,669

Other Assets, Less Liabilities — (0.5)%		(110,651)

Net Assets — 100.0%		$20,357,018

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$250,662	$—		$(70,761)	(a)	$(62)	$(13)	$179,826	179,772	$522	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	520,000	130,000	(a)	—		—	—	650,000	650,000	27		—
						$(62)	$(13)	$829,826		$549		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$207,278	$12,041	(c)	$219,248	1.0%
	Monthly	HSBC Bank PLC(d)	02/10/23	244,660	3,090	(e)	251,420	1.2
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	197,720	(1,880	)(g)	201,873	1.0
					$13,251		$672,541

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $71 of net dividends and financing fees.

(e)	Amount includes $(3,670) of net dividends, payable for referenced securities purchased and financing fees.

(g)	Amount includes $(6,033) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
December 31, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of December 31, 2021 expiration 2/27/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Bancorp. Inc. (The)(a)	22	$557	0.3%
BankUnited Inc.	29	1,227	0.6
Banner Corp.	37	2,245	1.0
Berkshire Hills Bancorp. Inc.	395	11,230	5.1
Brookline Bancorp. Inc.	304	4,922	2.2
Central Pacific Financial Corp.	237	6,676	3.0
City Holding Co.	63	5,153	2.3
Columbia Banking System Inc.	8	262	0.1
Community Bank System Inc.	226	16,832	7.7
Customers Bancorp. Inc.(a)	3	196	0.1
Eagle Bancorp. Inc.	76	4,434	2.0
First BanCorp./Puerto Rico	40	551	0.3
First Commonwealth Financial Corp.	11	177	0.1
First Financial Bancorp.	399	9,728	4.4
Hanmi Financial Corp.	62	1,468	0.7
Heritage Financial Corp./WA	23	562	0.3
HomeStreet Inc.	176	9,152	4.2
Hope Bancorp Inc.	497	7,311	3.3
Independent Bank Corp.	10	815	0.4
NBT Bancorp. Inc.	190	7,319	3.3
Pacific Premier Bancorp. Inc.	207	8,286	3.8
Preferred Bank/Los Angeles CA	57	4,092	1.9
Renasant Corp.	10	380	0.2
S&T Bancorp. Inc.	1	32	0.0
Simmons First National Corp.	2	59	0.0
Southside Bancshares Inc.	164	6,858	3.1
Tompkins Financial Corp.	1	84	0.0
United Community Banks Inc./GA	11	395	0.2
Westamerica Bancorp.	60	3,464	1.6

		114,467
Commercial Services & Supplies
Pitney Bowes Inc.	33	219	0.1

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	163	3,558	1.6
GEO Group Inc. (The)	542	4,201	1.9
Service Properties Trust	314	2,760	1.3

		10,519
Gas Utilities
Chesapeake Utilities Corp.	5	729	0.3

Insurance
Employers Holdings Inc.	63	2,607	1.2
ProAssurance Corp.	42	1,063	0.5
Safety Insurance Group Inc.	31	2,636	1.2

		6,306
Mortgage Real Estate Investment
New York Mortgage Trust Inc.	1	4	0.0
Two Harbors Investment Corp.	1	6	0.0

		10
Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	487	16,928	7.7

	Shares	Value	% of Basket Value
Thrifts & Mortgage Finance
Flagstar Bancorp. Inc.	122	$5,849	2.7
Northwest Bancshares Inc.	40	566	0.2
Provident Financial Services Inc.	207	5,014	2.3
TrustCo Bank Corp. NY	39	1,299	0.6
WSFS Financial Corp.	388	19,447	8.9

		32,175
Water Utilities
Middlesex Water Co.	315	37,895	17.3

Total Reference Entity — Long		219,248

Net Value of Reference Entity — Goldman Sachs Bank USA		$219,248

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of December 31, 2021 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Air Freight & Logistics
Hub Group Inc.(a)	1	$84	0.0%

Banks
Bancorp. Inc. (The)(a)	2	51	0.0
BankUnited Inc.	311	13,158	5.2
Banner Corp.	72	4,368	1.7
Berkshire Hills Bancorp. Inc.	1	28	0.0
City Holding Co.	115	9,406	3.7
Columbia Banking System Inc.	314	10,274	4.1
Community Bank System Inc.	14	1,043	0.4
CVB Financial Corp.	1	21	0.0
Eagle Bancorp. Inc.	1	58	0.0
First BanCorp./Puerto Rico	1,651	22,751	9.1
First Bancorp./Southern Pines NC.	1	46	0.0
First Commonwealth Financial Corp.	433	6,967	2.8
First Financial Bancorp.	703	17,139	6.8
First Midwest Bancorp. Inc.	502	10,281	4.1
Great Western Bancorp. Inc.	246	8,354	3.3
Hanmi Financial Corp.	126	2,984	1.2
Heritage Financial Corp./WA	127	3,104	1.2
Hope Bancorp Inc.	212	3,119	1.2
Independent Bank Corp.	1	82	0.0
Independent Bank Group Inc.	1	72	0.0
Lakeland Financial Corp.	1	80	0.0
Meta Financial Group Inc.	1	60	0.0
National Bank Holdings Corp.	1	44	0.0
OFG Bancorp.	265	7,038	2.8
Old National Bancorp./IN	6	109	0.1
Pacific Premier Bancorp. Inc.	201	8,046	3.2
Park National Corp.	1	137	0.1
Renasant Corp.	223	8,463	3.4
S&T Bancorp. Inc.	189	5,957	2.4
Simmons First National Corp.	92	2,721	1.1
Southside Bancshares Inc.	52	2,175	0.9
Triumph Bancorp. Inc.(a)	1	119	0.1
Trustmark Corp.	2	65	0.0
United Community Banks Inc./GA	570	20,486	8.2

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
December 31, 2021

	Shares	Value	% of Basket Value
Veritex Holdings Inc.	207	$8,234	3.3
Westamerica Bancorp.	57	3,291	1.3

		180,331
Commercial Services & Supplies
Pitney Bowes Inc.	2,589	17,165	6.8

Consumer Finance
Green Dot Corp., Class A(a)	4	145	0.1

Electronic Equipment, Instruments & Components
ScanSource Inc.(a)	1	35	0.0

Equity Real Estate Investment Trusts (REITs)
Armada Hoffler Properties Inc.	2	30	0.0
CareTrust REIT Inc.	1	23	0.0
DiamondRock Hospitality Co.(a)	2	19	0.0
GEO Group Inc. (The)	495	3,836	1.6
Getty Realty Corp.	9	289	0.1
Service Properties Trust	5	44	0.0

		4,241
Gas Utilities
Chesapeake Utilities Corp.	68	9,915	4.0

Household Durables
iRobot Corp.(a)	1	66	0.0

Insurance
Employers Holdings Inc.	146	6,041	2.4
Genworth Financial Inc.(a)	2,069	8,379	3.3
Horace Mann Educators Corp.	1	39	0.0
James River Group Holdings Ltd.	83	2,391	1.0
ProAssurance Corp.	2	51	0.0
Safety Insurance Group Inc.	28	2,381	0.9
Stewart Information Services Corp.	2	159	0.1
Trupanion Inc.(a)	1	132	0.1

		19,573
Machinery
Chart Industries Inc.(a)	1	159	0.1

Mortgage Real Estate Investment
ARMOUR Residential REIT Inc.	119	1,167	0.5
Granite Point Mortgage Trust Inc.	2	23	0.0
Invesco Mortgage Capital Inc.	8	22	0.0
Two Harbors Investment Corp.	1	6	0.0

		1,218
Pharmaceuticals
Endo International PLC(a)	1	4	0.0

Specialty Retail
MarineMax Inc.(a)	1	59	0.0

Thrifts & Mortgage Finance
Axos Financial Inc.(a)	1	56	0.0
Northfield Bancorp. Inc.	2	32	0.0
Northwest Bancshares Inc.	521	7,377	2.9
TrustCo Bank Corp. NY.	199	6,629	2.7

		14,094

	Shares	Value	% of Basket Value
Water Utilities
Middlesex Water Co.	36	$4,331	1.7

Total Reference Entity — Long		251,420

Net Value of Reference Entity — HSBC Bank PLC		$251,420

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of December 31, 2021 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Banner Corp.	202	$12,255	6.1%
Brookline Bancorp. Inc.	628	10,167	5.0
Central Pacific Financial Corp.	98	2,761	1.4
Customers Bancorp. Inc.(a)	55	3,595	1.8
Eagle Bancorp. Inc.	61	3,559	1.8
First BanCorp./Puerto Rico	410	5,650	2.8
First Commonwealth Financial Corp.	691	11,118	5.5
Hanmi Financial Corp.	177	4,191	2.1
HomeStreet Inc.	63	3,276	1.6
Hope Bancorp Inc.	714	10,503	5.2
Independent Bank Corp.	11	897	0.4
Meta Financial Group Inc.	130	7,756	3.8
National Bank Holdings Corp.	121	5,317	2.6
OFG Bancorp.	323	8,579	4.3
Old National Bancorp./IN	422	7,647	3.8
Preferred Bank/Los Angeles CA	111	7,969	4.0
Trustmark Corp.	1,251	40,607	20.1

		145,847
Capital Markets
Virtus Investment Partners Inc.	16	4,754	2.4

Consumer Finance
Green Dot Corp., Class A(a)	218	7,900	3.9

Equity Real Estate Investment Trusts (REITs)
GEO Group Inc. (The)	486	3,767	1.9
Getty Realty Corp.	79	2,535	1.2
iStar Inc.	118	3,048	1.5

		9,350
Insurance
Employers Holdings Inc.	128	5,297	2.6
Genworth Financial Inc.(a)	1,010	4,091	2.0
Horace Mann Educators Corp.	117	4,528	2.3
Stewart Information Services Corp.	125	9,966	4.9

		23,882
Mortgage Real Estate Investment
Granite Point Mortgage Trust Inc.	90	1,054	0.5
Redwood Trust Inc.	1	13	0.0

		1,067

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
December 31, 2021

	Shares	Value	% of Basket Value
Thrifts & Mortgage Finance
Flagstar Bancorp. Inc	166	$7,958	3.9
Northfield Bancorp. Inc.	69	1,115	0.6

		9,073
Total Reference Entity — Long		201,873

Net Value of Reference Entity — JPMorgan Chase Bank NA		$201,873

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$19,637,843	$—	$—	$19,637,843
Money Market Funds	829,826	—	—	829,826
	$20,467,669	$—	$—	$20,467,669
Derivative financial instruments(a)
Assets
Swaps	$—	$15,131	$—	$15,131
Liabilities
Swaps	—	(1,880)	—	(1,880)
	$—	$13,251	$—	$13,251

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust